Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Financial Instruments

	As of	As of
	December 31, 2025	December 31, 2024
Financial assets
Financial assets at amortized cost
Cash and cash equivalents	$97,669	$649,106
Financial assets at amortized cost	455,133	574,391
Accounts receivable	3,578,974	1,277,928
Accounts receivable due from related parties	-	5,029,583
Other receivables	2,638	1,952,834
Other receivables due from related parties	-	526,882
Long-term receivables due from related parties	-	8,300,723
Guarantee deposits	142,364	133,390
	$4,276,778	$18,444,837
Financial liabilities
Financial liabilities at amortized cost
Short-term bank loans	$2,741,552	$8,999,751
Short-term loans from a related party	8,249,052	-
Accounts payable	180,954	209,567
Other payables	941,159	802,840
Long-term loans (including current portion)	1,652,258	1,037,768
	$13,764,975	$11,049,926
Lease liabilities	$82,078	$163,775

b) Financial risk management policies

(a) The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk, interest rate risk and price risk), credit risk and liquidity risk.

(b) Risk management is carried out by a central treasury department (Group treasury) under policies approved by the Board of Directors. Group treasury identifies, evaluates, and hedges financial risks in close co-operation with the Group’s operating units. The Board provides written principles for overall risk management, as well as written policies covering specific areas and matters, such as foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative financial instruments, and investment of excess liquidity.

c) Significant financial risks and degrees of financial risks

(a) Market risk

i) Foreign exchange risk

(i) The Group operates internationally and is exposed to foreign exchange risk arising from the transactions of the Company and its subsidiaries used in various functional currency, primarily with respect to the USD. Foreign exchange risk arises from future commercial transactions and recognized assets and liabilities.

(ii) Management has set up a policy to require group companies to manage their foreign exchange risk against their functional currency. Exchange rate risk arising from the difference between various functional currencies and the reporting currency in the consolidated financial statements is centrally managed by the Group’s finance department.

(iii) The Group’s businesses involve some non-functional currency operations (the Company’s and certain subsidiaries’ functional currency: USD; other certain subsidiaries’ functional currency: NTD, RMB and HKD). The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

	December 31, 2025
	Foreign currency (USD equivalent)	Exchange rate	Book value (USD)
Foreign currency: functional currency
Financial assets
Monetary items
USD:NTD	$545,656	31.37	$545,656
USD:HKD	443,595	7.78	443,595
Financial liabilities
Monetary items
USD:NTD	$90,767	31.37	$90,767
USD:HKD	777,530	7.78	777,530

	December 31, 2024
	Foreign currency (USD equivalent)	Exchange rate	Book value (USD)
Foreign currency: functional currency
Financial assets
Monetary items
USD:NTD	$6,176,385	32.79	$6,176,385
USD:HKD	8,387,829	7.77	8,387,829
Financial liabilities
Monetary items
USD:NTD	$3,430,664	32.79	$3,430,664
USD:HKD	2,237,392	7.77	2,237,392

(iv) Analysis of foreign currency market risk arising from significant foreign exchange variation:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Foreign exchange gains (losses)	$727,618	$(71,960)	$363,269

(v) Analysis of foreign currency market risk arising from significant foreign exchange variation:

	Sensitivity analysis
	December 31, 2025
	Degree of variation	Effect on profit or loss	Effect on other comprehensive income
Foreign currency: functional currency
Financial assets
Monetary items
USD:NTD	5%	$27,283	$-
USD:HKD	5%	22,180	-
Financial liabilities
Monetary items
USD:NTD	5%	$4,538	$-
USD:HKD	5%	38,877	-

	Sensitivity analysis
	December 31, 2024
	Degree of variation	Effect on profit or loss	Effect on other comprehensive income
Foreign currency: functional currency
Financial assets
Monetary items
USD:NTD	5%	$308,819	$-
USD:HKD	5%	419,391	-
Financial liabilities
Monetary items
USD:NTD	5%	$171,533	$-
USD:HKD	5%	111,870	-

ii) Cash flow interest rate risk

(i) The Group’s main interest rate risk arises from short-term loans and long-term loans with variable rates, which expose the Group to cash flow interest rate risk.

For the years ended December 31, 2025 and 2024, the Group’s loans at variable rate were mainly denominated in NTD and USD.

(ii) The Group’s loans are measured at amortized cost. The loans are periodically contractually repriced and to that extent are also exposed to the risk of future changes in market interest rates.

(iii) If the borrowing interest rate had increased/decreased by 1% with all other variables held constant, profit would have increased/decreased as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Profit increased/decreased	$126,429	$100,728	$79,451

Schedule of loss rate methodology

	Not past due	Up to 30 days past due	31 to 90 days past due	91 to 180 days past due	Over 180 days past due	Total
At December 31, 2025
Expected loss rate	0.01%	0.08%	14.2%	92.93%	92.63%
Total book value	$1,764,589	$249,410	$1,558,011	$5,499	$1,465	$3,578,974
Expected credit loss	$122	$203	$257,810	$72,269	$1,357	$331,761
At December 31, 2024
Expected loss rate	0.00%	0.00%	0.00%	0.61%	99.72%
Total book value	$1,210,294	$49,695	$17,939	$-	$-	$1,277,928
Expected credit loss	$-	$-	$-	$-	$-	$-

Schedule of loss allowance for accounts receivable

	As of December 31, 2025	As of December 31, 2024
	Expected credit loss	Expected credit loss
At January 1	$-	$97,332
Provision for impairment	(19,247,269)	(8,365)
Write-offs	18,915,508	(88,967)
At December 31	$(331,761)	$-

The allowance for credit losses is reduced when the Group determined that the receivables are uncollectible. During the year ended December 31, 2025, the Group wrote off $18,915,508 of accounts receivable. These balances, which were previously fully provided for, primarily related to outstanding amounts from YMA DG, and Forwell. The write-offs were executed as these balances were deemed uncollectible after exhaustive recovery efforts.

ix) For investments in debt instruments at amortized cost, the credit rating levels are presented below:

	2025
		Lifetime
	12 months	Significant increase in credit risk	Impairment of credit	Total
Financial assets at amortized cost	$455,133	$-	$-	$455,133
Other receivables (including Long-term receivables)	$2,638	$-	$-	$2,638
Other receivables from related parties	$-	$-	$-	$-
Guarantee deposits	$142,364	$-	$-	$142,364

	2024
		Lifetime
	12 months	Significant increase in credit risk	Impairment of credit	Total
Financial assets at amortized cost	$574,391	$-	$-	$574,391
Other receivables	$1,952,834	$-	$-	$1,952,834
Other receivables from related parties	$526,882	-	-	$526,882
Guarantee deposits paid	$133,390	$-	$-	$133,390

(c) Liquidity risk

i) Cash flow forecasting is performed in the operating entities of the Group and aggregated by Group treasury. Group treasury monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs.

ii) Surplus cash held by the operating entities over and above balance required for working capital management are transferred to the Group treasury. Group treasury invests surplus cash in interest bearing current accounts, time deposits, money market deposits, choosing instruments with appropriate maturities or sufficient liquidity to provide sufficient head-room as determined by the above-mentioned forecasts.

iii) The unused credit lines from bank loans of the Group as of December 31, 2025 and 2024 are $10,332,185 and $1,734,866, respectively.

	As of	As of
	December 31, 2025	December 31, 2024
Floating rate:
Expiring within one year	$6,610,518	$1,645,813
Expiring beyond one year	3,721,667	89,053
	$10,332,185	$1,734,866

To acquire building and land as headquarter, the Group has obtained credit lines of mortgage loans amounted to $5,323,557 (NT$167,000,000) and $2,226,289 as of December 31, 2025 and 2024, respectively, which are not included in the aforementioned unused credit lines. If the credit lines are used, the maturity of the mortgage loans is 20 years.

iv) The table below analyses the Group’s non-derivative financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date for non-derivative financial liabilities. The amounts disclosed in the table are the contractual undiscounted cash flows.

As of December 31, 2025	Less than 1 year	Between 1 year and 3 years	Total
Non-derivative financial liabilities
Short-term bank loans	$2,741,552	$-	$2,741,552
Short-term loans from a related party	8,249,052	-	8,249,052
Accounts payable	180,954	-	180,954
Other payables	941,159	-	941,159
Lease liabilities	82,078	-	82,078
Long-term loans (including current portion)	624,620	1,027,638	1,652,258

As of December 31, 2024	Less than 1 year	Between 1 year and 3 years	Total
Non-derivative financial liabilities
Short-term loans	$8,999,751	$-	$8,999,751
Accounts payable	209,567	-	209,567
Other payables	802,840	-	802,840
Lease liabilities	163,775	-	163,775
Long-term loans (including current portion)	42,478	995,290	1,037,768